UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ]  is a restatement.
				     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Nelson, Benson, & Zellmer, Inc.
Address: 	3200 Cherry Creek South Drive
Suite 730
Denver, CO  80209

13F File Number:   28-1360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas Herrington
Title:		Senior Vice President
Phone:		303-778-6800
Signature, Place, and Date of Signing:

	Thomas Herrington	Denver, Colorado	May 10, 1999

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	107

Form 13F Information Table Value Total:	119602



List of Other included Managers:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories, Inc.      COM              002824100       37      800 SH       SOLE                      800
                                                              1937    41385 SH       DEFINED                 41385
Alltel Corp.                   COM              020039103      262     4200 SH       DEFINED                  4200
American Home Products         COM              026609107     1755    26900 SH       DEFINED                 26900
American Int'l Group, Inc.     COM              026874107      286     2375 SH       SOLE                     2375
                                                              3000    24873 SH       DEFINED                 24873
Anheuser Busch Cos.            COM              035229103      700     9200 SH       DEFINED                  9200
Automatic Data Processing      COM              053015103      301     7272 SH       DEFINED                  7272
Autozone, Inc.                 COM              053332102       64     2117 SH       SOLE                     2117
                                                              1339    44084 SH       DEFINED                 44084
BP Amoco PLC - Spons Adr       COM              055622104      376     3725 SH       SOLE                     3725
                                                              2104    20831 SH       DEFINED                 20831
Bank of New York, Inc.         COM              064057102      137     3800 SH       SOLE                     3800
                                                              1891    52625 SH       DEFINED                 52625
Bell Atlantic Corp.            COM              077853109      310     6000 SH       SOLE                     6000
                                                               156     3016 SH       DEFINED                  3016
Bellsouth Corp.                COM              079860102      409    10200 SH       SOLE                    10200
                                                              1844    46016 SH       DEFINED                 46016
Bristol-Myers Squibb Co.       COM              110122108      372     5800 SH       SOLE                     5800
                                                               135     2100 SH       DEFINED                  2100
Burlington Resources, Inc.     COM              122014103       12      300 SH       SOLE                      300
                                                               254     6350 SH       DEFINED                  6350
Cardinal Health, Inc.          COM              14149Y108      491     7446 SH       SOLE                     7446
                                                              2783    42161 SH       DEFINED                 42161
Ceridian Corp.                 COM              15677T106       88     2400 SH       SOLE                     2400
                                                              2416    66080 SH       DEFINED                 66080
Charles Schwab, Inc.           COM              808513105      281     2924 SH       DEFINED                  2924
Chevron Corp.                  COM              166751107      266     3000 SH       SOLE                     3000
                                                               513     5775 SH       DEFINED                  5775
Computer Sciences Corp.        COM              205363104      447     8100 SH       SOLE                     8100
                                                              2692    48775 SH       DEFINED                 48775
Dover Corp.                    COM              260003108      263     8000 SH       DEFINED                  8000
Electronic Data Systems Corp.  COM              285661104      509    10450 SH       SOLE                    10450
                                                              2417    49635 SH       DEFINED                 49635
Exxon Corp.                    COM              302290101      614     8700 SH       SOLE                     8700
                                                              1725    24452 SH       DEFINED                 24452
FPL Group Inc                  COM              302571104      213     4000 SH       SOLE                     4000
First Data Corp.               COM              319963104       88     2066 SH       SOLE                     2066
                                                               324     7584 SH       DEFINED                  7584
Forest Oil Corporation         COM              346091606      115    15305 SH       DEFINED                 15305
General Electric Co.           COM              369604103      841     7600 SH       SOLE                     7600
                                                              8567    77441 SH       DEFINED                 77441
Gillette Co.                   COM              375766102      324     5448 SH       DEFINED                  5448
H. J. Heinz Co.                COM              423074103      616    13000 SH       SOLE                    13000
                                                              2565    54142 SH       DEFINED                 54142
HCR Manor Care                 COM              404134108      380    16650 SH       SOLE                    16650
                                                              2568   112585 SH       DEFINED                112585
Health Management Associates   COM              421933102      245    20100 SH       SOLE                    20100
                                                              1405   115250 SH       DEFINED                115250
Home Depot, Inc.               COM              437076102     1075    17267 SH       DEFINED                 17267
International Business Machine COM              459200101      855     4825 SH       DEFINED                  4825
Interpublic Group Cos., Inc.   COM              460690100     2078    26690 SH       DEFINED                 26690
J D Edwards & Co               COM              281667105      196    16400 SH       DEFINED                 16400
Johnson & Johnson              COM              478160104      280     3000 SH       SOLE                     3000
                                                              3544    37900 SH       DEFINED                 37900
Lucent Technologies            COM              549463107      405     3748 SH       DEFINED                  3748
MBNA Corp.                     COM              55262L100      345    14452 SH       SOLE                    14452
                                                              3959   165822 SH       DEFINED                165822
MCI Worldcom Inc.              COM              55268b106      106     1200 SH       SOLE                     1200
                                                              1762    19900 SH       DEFINED                 19900
Marsh & Mclennan Cos.          COM              571748102      717     9650 SH       SOLE                     9650
                                                              3488    46975 SH       DEFINED                 46975
Merck & Co.                    COM              589331107      410     5116 SH       SOLE                     5116
                                                              2328    29060 SH       DEFINED                 29060
Microsoft Corp.                COM              594918104      305     3400 SH       DEFINED                  3400
Mobil Corp.                    COM              607059102       88     1000 SH       SOLE                     1000
                                                               172     1950 SH       DEFINED                  1950
Newell Rubbermaid Inc.         COM              651229106      610    12850 SH       SOLE                    12850
                                                              2783    58581 SH       DEFINED                 58581
Nordstrom, Inc.                COM              655664100       57     1400 SH       SOLE                     1400
                                                               540    13200 SH       DEFINED                 13200
Northern Trust Corp.           COM              665859104      533     6000 SH       SOLE                     6000
                                                              2247    25300 SH       DEFINED                 25300
Office Depot Inc Com           COM              676220106      431    11500 SH       SOLE                    11500
                                                              1343    35875 SH       DEFINED                 35875
Omnicom Group, Inc.            COM              681919106      208     2600 SH       SOLE                     2600
                                                              4506    56365 SH       DEFINED                 56365
Procter & Gamble Co.           COM              742718109      196     2000 SH       SOLE                     2000
                                                              4063    41490 SH       DEFINED                 41490
SBC Communications, Inc.       COM              78387G103      540    11450 SH       SOLE                    11450
                                                              1183    25078 SH       DEFINED                 25078
Safeway Inc Com New            COM              786514208      641    12500 SH       SOLE                    12500
                                                              3057    59580 SH       DEFINED                 59580
Schlumberger Ltd               COM              806857108      132     2200 SH       SOLE                     2200
                                                              1026    17050 SH       DEFINED                 17050
Solectron Corp.                COM              834182107       78     1600 SH       SOLE                     1600
                                                               339     6980 SH       DEFINED                  6980
St. Mary Ld & Expl Co Com      COM                             548    31542 SH       DEFINED                 31542
State Street Boston Corp.      COM              857477103      411     5000 SH       SOLE                     5000
                                                              3296    40075 SH       DEFINED                 40075
Stewart Enterprises, Inc.      COM              860370105      112     7000 SH       SOLE                     7000
                                                              1768   110060 SH       DEFINED                110060
Supervalu, Inc.                COM              868536103      239    11600 SH       DEFINED                 11600
Tennant Co.                    COM              880345103     4649   135735 SH       DEFINED                135735
Texaco, Inc.                   COM              881694103      340     6000 SH       SOLE                     6000
Texas Utilities Company        COM              882848104      294     7000 SH       SOLE                     7000
                                                                28      660 SH       DEFINED                   660
Walgreen Co.                   COM              931422109      260     9200 SH       SOLE                     9200
                                                              4706   166570 SH       DEFINED                166570
Walt Disney Co.                COM              254687106      134     4320 SH       SOLE                     4320
                                                              1265    40645 SH       DEFINED                 40645
Warner-Lambert Co.             COM              934488107      199     3000 SH       SOLE                     3000
                                                               119     1800 SH       DEFINED                  1800
Wells Fargo Bank               COM              949746101      379    10816 SH       DEFINED                 10816
Wrigley Wm Jr Co.              COM              982526105      335     3704 SH       DEFINED                  3704
Xerox Corp Com                 COM              984121103      459     8800 SH       SOLE                     8800
                                                              1997    38316 SH       DEFINED                 38316